Schedule of note purchase agreement terms and position (Details)	12 Months Ended
Jun. 30, 2026
Effective date [member]
IfrsStatementLineItems [Line Items]
Purchase agreement, description	11 February 2026
Principal [member]
IfrsStatementLineItems [Line Items]
Purchase agreement, description	USD 12,000,000, inclusive of the original issue discount and the transaction expense amount
Cash purchase price [member]
IfrsStatementLineItems [Line Items]
Purchase agreement, description	USD 9,370,000, being principal of USD 12,000,000 less an original issue discount of USD 2,600,000 and a transaction expense amount of USD 30,000, both deemed fully earned and non-refundable at closing
Coupon [member]
IfrsStatementLineItems [Line Items]
Purchase agreement, description	Approximately 14% per annum
Tenor [member]
IfrsStatementLineItems [Line Items]
Purchase agreement, description	Twelve months from Month 1, being March 2026, with principal amortisation commencing in Month 10
Use of proceeds [member]
IfrsStatementLineItems [Line Items]
Purchase agreement, description	To fund the cash component of the VIS Networks acquisition and to refinance commercial property indebtedness of VIS Networks
Security [member]
IfrsStatementLineItems [Line Items]
Purchase agreement, description	First-priority security interests over the assets of the Company, Raptor300 Inc, Braiin LLC, Connect Simple Pty Ltd and VIS Networks Private Limited; the intellectual property of those entities under an Intellectual Property Security Agreement; a pledge of equity interests in specified subsidiaries; and a guaranty from the subsidiaries
Carrying amounts [member]
IfrsStatementLineItems [Line Items]
Purchase agreement, description	USD 9,780,990, being promissory notes of USD 18,443,032 less the Streeterville notes